Share-based payment arrangements	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements
Share-based payment arrangements
Description of share-based payment arrangements:
At December 31, 2017, the Group had the following share-based payment arrangements:
Share option programs (Equity-settled)
On December 16, 2013, the Group established a share option program that entitles key management personnel to purchase existing shares in the Company. Under the program, holders of vested options are entitled to purchase shares at the market price of the shares at the grant date. Currently this program is limited to key management personnel.
The Group intends to use its treasury shares to settle its obligations under this program. The key terms and conditions related to the grants under these programs are as follows:

Grant date/employees entitled	Number of instruments	Vesting Conditions	Contractual life of Options
Options granted to key management personnel
December 16, 2013 ("Tranche 1")	583,000	Share price to be at least EUR 7.5	5 years
December 16, 2013 ("Tranche 2")	583,000	Share price to be at least EUR 8.66	5 years
December 16, 2013 ("Tranche 3")	583,000	Share price to be at least EUR 11.54 and US listing	5 years
Total Share options	1,750,000

In addition, 50% of the options can only be exercised at the earliest if the shares of the Group are admitted for listing in a recognized US listing exchange platform (the "listing event"). The other 50% can only be exercised 1 year after the listing event. If the Group's shares had not been listed on a US listing exchange, then only 2/3 of the shares would be exercisable and would have to meet the first 2 vesting conditions listed above.
Long term incentive plan 2015 (Equity-settled)
The Group's Board of Directors implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years at anniversary date and 60% in the form of restricted stock units ('RSU's'), which will be paid out in cash with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date.
Long term incentive plan 2016 (Cash-settled)
The Group's Board of Directors implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016.
Long term incentive plan 2017 (Cash-settled)
The Group's Board of Directors implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain their respective LTIP in cash, based on the volume weighted average price of the shares on Euronext Brussels over the 3 last business days of the relevant vesting period. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017.

Measurement of Fair Value

The fair value of the employee share options under the 2013 program and the 2015 LTIP has been measured using the Black-Scholes formula. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value.
The inputs used in measurement of the fair values at grant date for the equity-settled share option programs were as follows:

	Share option program 2013			LTIP 2015
(figures in EUR)	Tranche 1	Tranche 2	Tranche 3	Tranche 1	Tranche 2	Tranche 3
Fair value at grant date	2.270	2.260	2.120	1.853	1.853	1.853
Share price at grant date	6.070	6.070	6.070	10.050	10.050	10.050
Exercise price	5.770	5.770	5.770	10.0475	10.0475	10.0475
Expected volatility (weighted average)	40%	40%	40%	39.63%	39.63%	39.63%
Expected life (Days) (weighted average)	303	467	730	365	730	1,095
Expected dividends	—	—	—	8%	8%	8%
Risk-free interest rate	1%	1%	1%	0.66%	0.66%	0.66%

Expected volatility has been based on an evaluation of the historical volatility of the Company's share price, particularly over the historical periods commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior using a Monte Carlo simulation.
The fair value of the RSUs under the 2015 LTIP was measured with reference to the Euronav share price at the grant date. All of the RSUs granted on February 12, 2015 remained outstanding as of December 31, 2017 and had not yet vested.
The liability in respect of its obligations under the LTIP 2016 and LTIP 2017 is measured based on the Company's share price at the reporting date and taking into account the extent to which the services have been rendered to date. All of the phantom stocks granted on February 2, 2016 and February 9, 2017 respectively, remained outstanding as of December 31, 2017. The Company's share price was EUR 10.613 at the grant date of the LTIP 2016 and EUR 7.268 at the grant date of the LTIP 2017, and was EUR 7.684 as at December 31, 2017.
Expenses recognized in profit or loss
For details on related employee benefits expense see Note 5. The expenses related to the LTIP 2016 and LTIP 2017 (USD 0.7 million) are included in the Provision for employee benefits.
Reconciliation of outstanding share options
The number and weighted-average exercise prices of options under the 2013 share option program and the 2015 LTIP are as follows:

(figures in EUR)	Number of options 2017	Weighted average exercise price 2017	Number of options 2016	Weighted average exercise price 2016
Outstanding at January 1	586,590	7.495	703,257	7.209
Forfeited during the year	0	0	0	0
Exercised during the year	—	—	(116,667)	5.770
Granted during the year	0	0	—	—
Outstanding at December 31	586,590	7.495	586,590	7.495
Vested at December 31	507,726	0	428,863	0

In 2016 the Company bought back 692,415 shares and delivered 116,667 shares upon the exercise of share options under the 2013 program. In 2017 Euronav did not buy back or dispose of any own shares.
The weighted-average share price at the date of exercise for the share options exercised in 2016 was EUR 8.99.